Fair Value Measurements (Changes in Level 3 Instruments) (Details) (Fair Value, Measurements, Recurring, Fair Value, Inputs, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	$ 11,261	$ 10,411
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	113	(699)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(5)	89
Purchases	3,831	8,843
Sales	(557)	(432)
Settlements	(2,692)	(6,953)
Transfers into Level 3	659	188
Transfers out of Level 3	(518)	(186)
Changes in Level 3, ending balance	12,092	11,261
Net change in unrealized gains (losses) relating to instruments still held	19	(85)
Derivatives Assets And Liabilities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	20	83
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	20	(42)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	1	2
Purchases	6	(1)
Sales	0	0
Settlements	(9)	(53)
Transfers into Level 3	(1)	33
Transfers out of Level 3	0	(2)
Changes in Level 3, ending balance	37	20
Net change in unrealized gains (losses) relating to instruments still held	19	5
Cash Accruals Not Included In Schedule Assets Measured For Fair Value On Recurring Basis	9	5
Retained Interest [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	21	27
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(2)	(4)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	(1)
Purchases	3	6
Sales	0	0
Settlements	(5)	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	17	21
Net change in unrealized gains (losses) relating to instruments still held	0	0
Other Assets And Liabilities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	279	367
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	(91)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	12
Purchases	0	(1)
Sales	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(279)	(8)
Changes in Level 3, ending balance	0	279
Net change in unrealized gains (losses) relating to instruments still held	0	(90)
Domestic Corporate Debt Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	2,918	3,552
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	23	(477)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	136	122
Purchases	536	376
Sales	(234)	(423)
Settlements	(284)	(231)
Transfers into Level 3	174	108
Transfers out of Level 3	(141)	(109)
Changes in Level 3, ending balance	3,128	2,918
Net change in unrealized gains (losses) relating to instruments still held	0	0
US States and Political Subdivisions Debt Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	96	77
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	38	(7)
Purchases	18	21
Sales	(36)	0
Settlements	(10)	(5)
Transfers into Level 3	472	10
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	578	96
Net change in unrealized gains (losses) relating to instruments still held	0	0
Residential Mortgage Backed Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	86	100
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	2	(5)
Purchases	0	0
Sales	(16)	(2)
Settlements	(9)	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	(47)	0
Changes in Level 3, ending balance	16	86
Net change in unrealized gains (losses) relating to instruments still held	0	0
Commercial Mortgage Backed Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	10	6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Settlements	(3)	(6)
Transfers into Level 3	2	10
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	9	10
Net change in unrealized gains (losses) relating to instruments still held	0	0
Asset-backed Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	6,898	5,023
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	3	5
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(206)	32
Purchases	2,249	2,632
Sales	0	(4)
Settlements	(1,359)	(795)
Transfers into Level 3	0	12
Transfers out of Level 3	(10)	(7)
Changes in Level 3, ending balance	7,575	6,898
Net change in unrealized gains (losses) relating to instruments still held	0	0
Foreign Corporate Debt Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	666	844
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	69	(91)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	(10)	(2)
Purchases	1,017	5,810
Sales	(269)	(3)
Settlements	(1,013)	(5,849)
Transfers into Level 3	1	15
Transfers out of Level 3	(6)	(58)
Changes in Level 3, ending balance	455	666
Net change in unrealized gains (losses) relating to instruments still held	0	0
Foreign Government Debt Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	31	42
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	1
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	(12)
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	2	0
Transfers out of Level 3	(31)	0
Changes in Level 3, ending balance	2	31
Net change in unrealized gains (losses) relating to instruments still held	0	0
US Treasury and Government [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	225	277
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	34	(52)
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	9	0
Transfers out of Level 3	(2)	0
Changes in Level 3, ending balance	266	225
Net change in unrealized gains (losses) relating to instruments still held	0	0
Available-for-sale Securities [Member]
Changes in Level 3 Instruments
Changes in Level 3, beginning balance	11	13
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	2	0
Sales	(2)	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(2)	(2)
Changes in Level 3, ending balance	9	11
Net change in unrealized gains (losses) relating to instruments still held	$ 0	$ 0